Summary of significant accounting policies (Details)	12 Months Ended
Dec. 31, 2023 day month year
Accounting Policies [Line Items]
Voting rights percentage threshold used to consolidate subsidiaries	50.00%
Classification of cash equivalents, original maturities period (in months) | month	3
Discontinued hedge, expected period beyond contract date for forecasted transaction to not occur while carried at fair value (in months) | month	2
Equity method of accounting, low end of range of voting interest (as a percent)	20.00%
Equity method of accounting, high end of range of voting interest (as a percent)	50.00%
Real estate held for investment purposes, useful life, low end of range (in years) | year	40
Real estate held for investment purposes, useful life, high end of range (in years) | year	67
Non-performing loan classification, past due (in days)	90
Non-performing loan classification subprime residential loans, past due (in days)	120
Non-performing subprime residential loans typical period for transferring servicing (in days)	30
Minimum
Accounting Policies [Line Items]
Equity method of accounting for limited partnership interests, threshold voting interest (as a percent)	3.00%
Non-performing loan classification, past due (in days)	90
Maximum
Accounting Policies [Line Items]
Equity method of accounting for limited partnership interests, threshold voting interest (as a percent)	5.00%